Fair Value - Schedule of Reconciliation of Level 3 Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance	$ 5,462,475
Ending Balance	5,415,126	$ 5,462,475
Beginning Balance	3,260,747
Ending Balance	3,111,695	3,260,747
Level 3 Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance	15,249	27,679
Loss included in gain (loss) from investments	(398)	(14,124)
Purchases		11,754
Sales		(2,566)
Reclassification		501
Conversion of Level 3 instruments	(8,526)	(8,377)
Unrealized gain included in other comprehensive income	656	382
Ending Balance	6,981	15,249
Level 3 Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance	201,100	380,680
Accretion	2,048	22,887
Repayment of deferred consideration	(197,510)	(200,000)
Gain on settlement of deferred consideration	(44)	(2,467)
Settlement of put liability	(5,594)
Ending Balance		201,100
Level 3 Promissory Note
Disclosure Of Fair Value Measurement Of Assets And Liabilities That Are Classified As Level 3 In Fair Value Hierarchy [Line Items]
Beginning Balance	4,827	7,700
Interest and accretion included in income from investments and financial expenses	256	888
Gain on settlement	3,001
Loss on settlement	$ (8,084)	(3,761)
Ending Balance		$ 4,827